Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000807878
Prime Series (Third Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prime Series SNAP Fund Class Shares
Risk/Return Supplement [Text Block]	ck0000807878_SupplementTextBlock

Prime Series

SNAP Fund Class Shares

Supplement to Prospectus and Statement of Additional Information

Dated October 31, 2013, as Supplemented November 26, 2013

The following supplements information contained in the Prospectus and Statement of Additional Information of the SNAP Fund Class (the “SNAP Class”) of Prime Series (the “Fund”), an investment portfolio of PFM Funds (the “Trust”), and replaces the supplement to the Prospectus and Statement of Additional Information of the SNAP Class dated May 16, 2014.

Effective July 1, 2014, the fees payable by the Fund to PFM Asset Management LLC, the investment adviser, administrator and transfer agent of the Fund (the “Adviser”), are as follows:

Expense [Heading]	rr_ExpenseHeading	Summary of Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares of the SNAP Class.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

These examples are intended to help you compare the cost of investing in the SNAP Class with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses of the SNAP Class remain the same as they were during the calendar year ended December 31, 2013. The information relating to expenses does not reflect the impact of possible voluntary fee waivers by the Adviser in the future.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement Closing [Text Block]	ck0000807878_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Prime Series (Third Prospectus Summary) | Prime Series | SNAP(R) Fund Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses:	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
Less: Contractual Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 9
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	43
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	93
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 243

[1]	Under terms of an agreement between the Adviser and the Treasury Board of the Commonwealth of Virginia (the 'Treasury Board'), the Adviser currently is required to waive a portion of its investment advisory, administration or transfer agency fees to the extent necessary so that such fees do not exceed an aggregate effective annual rate of 0.09% of the average daily net assets of the SNAP Class up to $1 billion, 0.065% of the average daily net assets of the SNAP Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Class in excess of $3 billion on an annualized basis ('Contractual Fee Waiver'). The Contractual Fee Waiver is effective through March 31, 2015 and may be extended for three 1-year periods from that date if mutually agreed to by the Adviser and the Treasury Board. The Contractual Fee Waiver effectively limits the investment advisory fees and administration fees the Adviser charges to the Fund as a whole. The fees waived by the Adviser pursuant to the Contractual Fee Waiver are not subject to recoupment by the Adviser. The Adviser has agreed to enter into a fee waiver agreement with the Fund that provides that during the two-year period following June 30, 2014, aggregate fees paid to the Adviser by each class of the Fund will not exceed the aggregate fees that would have been paid to the Adviser by such class under the fee structure in place prior to July 1, 2014 (taking into account the Contractual Fee Waiver). Pursuant to a voluntary fee reduction agreement with the Trust, the Adviser also may, but is not obligated to, temporarily reduce investment advisory, administration or transfer agent fees payable by the Fund to help the Fund or classes thereof achieve a more competitive yield. Fees waived pursuant to the voluntary fee reduction agreement may be recouped by the Adviser for up to three years, subject to certain agreed upon terms and conditions.